Annual Fund Operating Expenses ((WFA Asset Allocation Fund))	0 Months Ended
	Feb. 01, 2013
(Administrator) | Administrator Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[1]
(Class R) | Class R
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[2]
(Retail) | Class A
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.41%	[3]
(Retail) | Class B
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	2.16%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.16%	[3]
(Retail) | Class C
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	2.16%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.16%	[3]
(Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[4]

[1]	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.64% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.12% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.